UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2011 (unaudited)
Corporate America CU Short Duration Fund

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES * - 80.1%
Small Business Administration Pool
3.075%, 07/25/2015, #508923	$1,597,466	$1,653,516
3.545%, 07/25/2017, #508860	3,463,655	3,662,907
3.075%, 08/25/2020, #508897	3,498,907	3,714,072
4.149%, 12/25/2021, #521781	6,734,738	7,434,294
3.075%, 01/25/2022, #508962	2,217,436	2,372,424
4.052%, 04/25/2023, #521816	2,718,857	3,009,582
4.140%, 02/25/2024, #521828	3,932,152	4,364,689
4.154%, 02/25/2024, #521821	4,948,943	5,491,553
3.325%, 03/25/2027, #509107	7,319,951	7,985,985
2.575%, 06/25/2030, #508940	4,508,658	4,851,268
2.575%, 10/25/2035, #508904	6,781,763	7,297,566
3.770%, 06/25/2036, #521808	3,410,474	3,799,929
3.385%, 08/25/2036, #521824	4,889,328	5,414,320
3.250%, 10/25/2036, #509106	3,392,675	3,757,388
Total U.S. Government Agency Issues
(Cost $64,511,144)		64,809,493

ASSET-BACKED SECURITIES * - 19.0%
SLM Student Loan Trust
Series 2008-5, Class A4
1.953%, 07/25/2023	6,790,000	6,987,167
Series 2003-1, Class A5C
1.097%, 12/15/2032 (a)	4,105,953	3,941,715
Series 2003-4, Class A5A
1.097%, 03/15/2033 (a)	4,698,575	4,485,671
Total Asset-Backed Securities
(Cost $15,477,032)		15,414,553

MONEY MARKET FUND - 10.2%	Shares
Invesco Treasury Portfolio, 0.020%
(Cost $8,261,433)	8,261,433	8,261,433

Total Investments - 109.3%
(Cost $88,249,609)		88,485,479
Other Assets and Liabilities, Net - (9.3)%		(7,522,008)
TOTAL NET ASSETS - 100.0%		$80,963,471

* Variable Rate Security - The rate shown is the rate in effect as of September 30, 2011.
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of September 30, 2011, the value of these investments were $8,427,386 or 10.4% of total net assets.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September, 2011, the fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$15,414,553	$-	$15,414,553
U.S. Government Agency Issues	-	56,687,416	8,122,077	64,809,493
Short-Term Investment	8,261,433	-	-	8,261,433
Total Investments	$8,261,433	$72,101,969	$8,122,077	$88,485,479

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2011, the fund recognized no significant transfers to/from Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value
Balance as of 5/26/2011	$-
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation	-
Purchases	8,122,077
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of 9/30/2011	$8,122,077
Net unrealized appreciation of Level 3 securities as of September 30, 2011	$-

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

                                                                                                                     Corporate America CU
 Short Duration Fund

Cost of investments                                                                                                 $88,249,609

Gross unrealized appreciation                                                                                       306,932
Gross unrealized depreciation                                                                                       (71,062)
Net unrealized appreciation                                                                                     $   235,870

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                                James R. Arnold, President

Date November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  James R. Arnold
                                                    James R. Arnold, President

Date  November 28, 2011

By (Signature and Title)* /s/  Brian R. Wiedmeyer
                                                     Brian R. Wiedmeyer, Treasurer

Date  November 28, 2011